Schedule of Property and Equipment (Details) - USD ($)	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2023
Property, Plant and Equipment [Line Items]
Total		$ 99,510	$ 90,256
Accumulated depreciation		(92,868)	(74,030)
Property and Equipment, net of depreciation	$ 6,703	6,642	16,226
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total		17,018	17,018
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		$ 82,492	$ 73,238